SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Receivables [Abstract]
Accounts receivable	$ 343,153	$ 286,701
Less: allowance for expected credit loss	(39,386)	(20,322)
Accounts receivable, net	$ 303,767	$ 266,379